Note 12 - Option Transactions Under the Stock Option Plans (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Outstanding (in shares)	217,002	199,885	202,750	195,802
Outstanding (in dollars per share)	$ 52.20	$ 54.60	$ 54	$ 57
Granted (in shares)	112,750	43,938	36,854	47,500
Granted (in dollars per share)	$ 4	$ 29.20	$ 28.40	$ 48
Exercised (in shares)		(21,327)	(17,045)	(21,008)
Exercised (in dollars per share)		$ 31.60	$ 14.80	$ 24.60
Forfeited /expired (in shares)	(34,860)	(5,494)	(22,674)	(19,544)
Forfeited /expired (in dollars per share)	$ 67.18	$ 38.80	$ 35.60	$ 101.40
Outstanding (in shares)	294,892	217,002	199,885	202,750
Outstanding (in dollars per share)	$ 31.79	$ 52.20	$ 54.60	$ 54
Granted (in shares)	112,750	43,938	36,854	47,500
Granted (in dollars per share)	$ 4	$ 29.20	$ 28.40	$ 48
Exercised (in shares)		(21,327)	(17,045)	(21,008)
Exercised (in dollars per share)		$ 31.60	$ 14.80	$ 24.60
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	189,456	168,637
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 45.36	$ 53.60